CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Allowance for doubtful accounts on trade accounts receivable - other	$ 20,010	$ 15,981	$ 13,834
Allowance for doubtful accounts on trade accounts receivable - EchoStar	$ 0	$ 0	$ 0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, shares issued	1,015	1,015	1,015
Common stock, shares outstanding	1,015	1,015	1,015